[Wells Fargo Advantage Funds Letterhead]

September 24, 2013

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(b) of the 1933 Act (the "Rule") and Regulation S-T, the Trust’s Post-Effective Amendment No. 310 to its Registration Statement under the 1933 Act and Amendment No. 311 to its Registration Statement under the 1940 Act on Form N-1A relating to the Funds listed in Appendix A.

Pursuant to paragraph (b)(4) of the Rule, as amended, the Registration Statement does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

If you have any questions, please contact me at 617-210-3682.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana
Senior Counsel

 APPENDIX A

Funds Trust

Wells Fargo Advantage Core Bond Fund
Wells Fargo Advantage Inflation-Protected Bond Fund